Derivative Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments
10.
Derivative instruments

The Company has historically entered into derivative financial instruments to manage its interest rate risk related to its former variable-rate credit facilities, comprised of the First Lien Term Loans and Second Lien Term Loan. The Second Lien Term Loan was fully repaid on March 31, 2021, and the First Lien Term loan was repaid in connection with the Refinancing on June 28, 2021 (see Note 9). As a result, the interest rate swaps and interest rate caps were cancelled as of December 31, 2021, reducing the derivative liability and resulting in market value settlement cash payments of $41,483.

The Company’s derivative instruments consisted of interest rate swaps and interest rate cap agreements (collectively “interest rate contracts”). The interest rate swaps mitigated the exposure to the variable-rate debt by effectively converting the floating-rate payments under the First Lien Term Loan and Second Lien Term Loan to fixed-rate payments. The interest rate cap agreements caped a portion of the Company’s variable-rate debt under the First Lien Term Loan and Second Lien Term Loan if interest rates rose above the strike rate on the contract. The interest rate contracts were measured at fair value and not designated as hedges for accounting purposes; as such, any fair value changes were recorded in “Other (expense) / income, net” in the Company’s Consolidated Statements of Comprehensive Loss.

The interest rate swaps mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments under the First Lien Term Loan and Second Lien Term Loan to fixed-rate payments. The interest rate cap agreements cap a portion of the Company’s variable-rate debt under the First Lien Term Loan and Second Lien Term Loan if interest rates rise above the strike rate on the contract. As of December 31, 2020, the Company’s interest rate contracts had a fair value of $50,198 which was recorded as a

“Derivative financial liability” in the Consolidated Statements of Financial Position. The Company recognized a fair value gain (loss) for the year ended December 31, 2021, 2020 and 2019 of $8,585, ($22,463) and ($17,325), respectively, in respect of its interest rate contracts.